Revenue by Categories - Schedule of Revenue Generated from Different Continents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue	[1]	$ 414,445	$ 305,819	$ 183,909
Revenue in %	[1]	100.00%	100.00%	100.00%
North America [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 64,446	$ 155,736	$ 99,043
Revenue in %		16.00%	51.00%	54.00%
Asia [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 108,279	$ 91,868	$ 31,113
Revenue in %		26.00%	30.00%	17.00%
Africa [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 158,617	$ 8,394	$ 3,233
Revenue in %		38.00%	3.00%	2.00%
Oceania [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 75,786	$ 7,777	$ 1,929
Revenue in %		18.00%	3.00%	1.00%
Europe [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 2,877	$ 41,298	$ 47,372
Revenue in %		1.00%	14.00%	26.00%
Others [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 4,440	$ 746	$ 1,219
Revenue in %		1.00%	1.00%	1.00%

[1]	Total revenue excludes Bitcoin self-mining revenue.